Capital Stock (Assumptions Used To Estimate Fair Value Of Options Granted) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Risk-free interest rates	0.0202%	0.003%
Expected volatility	0.992%	0.00001%
Dividend yields	0.00%	0.00%
Expected lives	6 years	3 years